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                          Semi-Annual Report

                          June 30, 2001

                          Mercury S&P 500
                          Index Fund
                          of Mercury Index Funds, Inc.

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2001

MERCURY S&P 500 INDEX FUND
================================================================================
Assets:

Investment in Master S&P 500 Index Series, at value (identified
  cost--$37,849)                                                       $ 22,593
Prepaid registration fees                                                36,503
                                                                       --------
Total assets                                                             59,096
                                                                       --------
-------------------------------------------------------------------------------

Liabilities:

Distributor payable                                                           3
Accrued expenses                                                         36,503
                                                                       --------
Total liabilities                                                        36,506
                                                                       --------
-------------------------------------------------------------------------------

Net Assets:

Net assets                                                             $ 22,590
                                                                       ========
-------------------------------------------------------------------------------

Net Assets Consist of:

Class I Shares of Common Stock, $.0001 par value,
  125,000,000 shares authorized                                        $     --+
Class A Shares of Common Stock, $.0001 par value,
  125,000,000 shares authorized                                              --+
Paid-in capital in excess of par                                         81,745
Undistributed investment income--net                                        832
Accumulated realized capital losses on investments
  from the Series--net                                                  (44,731)
Unrealized depreciation on investments from
  the Series--net                                                       (15,256)
                                                                       --------
Net assets                                                             $ 22,590
                                                                       ========
-------------------------------------------------------------------------------

Net Asset Value:

Class I--Based on net assets of $11,301 and 1,278 shares
  outstanding                                                          $   8.84
                                                                       ========
Class A--Based on net assets of $11,289 and 1,277 shares
  outstanding                                                          $   8.84
                                                                       ========
-------------------------------------------------------------------------------

+     Amount is less than $1.

      See Notes to Financial Statements.


                        June 30, 2001 (2) Mercury S&P 500 Index Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2001
------------------------------------------------------------------------------------

MERCURY S&P 500 INDEX FUND
====================================================================================
Investment Income:

Investment income allocated from the Series                                 $  1,771
Expenses allocated from the Series                                               (87)
                                                                            --------
Net investment income from the Series                                          1,684
                                                                            --------
------------------------------------------------------------------------------------

Expenses:

Registration fees                                               $ 29,074
Professional fees                                                  4,973
Printing and shareholder reports                                   4,661
Offering costs                                                     3,760
Transfer agent fees                                                  725
Administration fee                                                   359
Account maintenance fee--Class A                                     351
Accounting services                                                   20
Directors' fees and expenses                                           1
Other                                                                327
                                                                --------
Total expenses before reimbursement                               44,251
Reimbursement of expenses                                        (43,400)
                                                                --------
Total expenses after reimbursement                                               851
                                                                            --------
Investment income--net                                                           833
                                                                            --------
------------------------------------------------------------------------------------

Realized & Unrealized Loss from the Series--Net:

Realized loss on investments from the Series--net                             (3,190)
Change in unrealized appreciation/depreciation on investments
  from the Series--net                                                       (29,583)
                                                                            --------
Net Decrease in Net Assets Resulting from Operations                        $(31,940)
                                                                            ========
------------------------------------------------------------------------------------

See Notes to Financial Statements.


                        June 30, 2001 (3) Mercury S&P 500 Index Fund

STATEMENTS OF CHANGES IN NET ASSETS

MERCURY S&P 500 INDEX FUND

                                                                      For the Six         For the Period
                                                                      Months Ended        Feb. 15, 2000+
Increase (Decrease) in Net Assets:                                   June 30, 2001       to Dec. 31, 2000
---------------------------------------------------------------------------------------------------------
 Operations:

 Investment income--net                                            $            833      $            745
 Realized loss on investments from the Series--net                           (3,190)              (41,541)
 Change in unrealized appreciation/depreciation on investments
   from the Series--net                                                     (29,583)               14,327
                                                                   --------------------------------------
 Net decrease in net assets resulting from operations                       (31,940)              (26,469)
                                                                   --------------------------------------
---------------------------------------------------------------------------------------------------------

 Dividends to Shareholders:

 Investment income--net
   Class I                                                                      (25)                   --
   Class A                                                                     (721)                   --
                                                                   --------------------------------------
 Net decrease in net assets resulting from dividends
   to shareholders                                                             (746)                   --
                                                                   --------------------------------------
---------------------------------------------------------------------------------------------------------

 Capital Share Transactions:

 Net increase (decrease) in net assets derived from capital
   share transactions                                                      (268,813)              325,558
                                                                   --------------------------------------
---------------------------------------------------------------------------------------------------------

 Net Assets:

 Total increase (decrease) in net assets                                   (301,499)              299,089
 Beginning of period                                                        324,089                25,000
                                                                   --------------------------------------
 End of period*                                                    $         22,590      $        324,089
                                                                   ======================================
---------------------------------------------------------------------------------------------------------
* Undistributed investment income--net                             $            832      $            745
                                                                   ======================================
---------------------------------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.


                        June 30, 2001 (4) Mercury S&P 500 Index Fund

FINANCIAL HIGHLIGHTS

MERCURY S&P 500 INDEX FUND

The following per share data and ratios have been derived from information provided in the financial statements.

                                                          Class I                               Class A
                                              -------------------------------       -------------------------------
                                               For the            For the            For the             For the
                                              Six Months           Period           Six Months            Period
                                                Ended          Feb. 15, 2000+         Ended           Feb. 15, 2000+
                                               June 30,         to Dec. 31,          June 30,          to Dec. 31,
Increase (Decrease) in Net Asset Value:          2001               2000               2001                2000
-------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period          $     9.56       $        10.00       $     9.54       $        10.00
                                              ---------------------------------------------------------------------
Investment income--net                               .04                  .07              .55                  .02
Realized and unrealized loss on investments
  from the Series--net                              (.74)                (.51)           (1.24)                (.48)
                                              ---------------------------------------------------------------------
Total from investment operations                    (.70)                (.44)            (.69)                (.46)
                                              ---------------------------------------------------------------------
Less dividends from investment income--net          (.02)                  --             (.01)                  --
                                              ---------------------------------------------------------------------
Net asset value, end of period                $     8.84       $         9.56       $     8.84       $         9.54
                                              =====================================================================
-------------------------------------------------------------------------------------------------------------------

Total Investment Return:

Based on net asset value per share                (7.33%)@             (4.40%)@         (7.19%)@             (4.60%)@
                                              =====================================================================
-------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement++                    .40%*                .42%*            .65%*                .65%*
                                              =====================================================================
Expenses++                                        30.32%*              54.79%*          30.23%*              92.20%*
                                              =====================================================================
Investment income--net                              .87%*                .84%*            .56%*                .57%*
                                              =====================================================================
-------------------------------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)      $       12       $           12       $       11       $          312
                                              =====================================================================
-------------------------------------------------------------------------------------------------------------------

*     Annualized.
+     Commencement of operations.
++    Includes the Fund's share of the Series' allocated expenses.
@     Aggregate total investment return.

      See Notes to Financial Statements.


                        June 30, 2001 (5) Mercury S&P 500 Index Fund

NOTES TO FINANCIAL STATEMENTS

MERCURY S&P 500 INDEX FUND

(1)   Significant Accounting Policies:

      Mercury S&P 500 Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund seeks to achieve its investment objective by investing all of its assets in the Master S&P 500 Index Series (the "Series") of the Quantitative Master Series Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The percentage of the series owned by the Fund at June 30, 2001 was .001%. The Fund offers two classes of shares. Class I and Class A Shares are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A Shares bear certain expenses related to the account maintenance of such shares and have exclusive voting rights with respect to matters relating to its account maintenance expenditures. The following is a summary of significant accounting policies followed by the Fund.

      (a) Valuation of investments--The Fund records its investment in the Series at fair value. Valuation of securities held by the Series is discussed in Note 1a of the Series' Notes to Financial Statements, which are included elsewhere in this report.

      (b) Investment income and expenses--The Fund records daily its proportionate share of the Series' income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

      (c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

      (d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.


                        June 30, 2001 (6) Mercury S&P 500 Index Fund

      (e) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

      (f) Investment transactions--Investment transactions in the Series are accounted for on a trade date basis.

(2)   Transactions with Affiliates:

      The Corporation has entered into an Administrative Services Agreement with Mercury Advisors, an affiliate of Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .245% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the six months ended June 30, 2001, Mercury Advisors earned fees of $359, all of which were waived. Mercury Advisors also reimbursed the Fund for additional expenses of $43,041.

      The Corporation has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing account maintenance fee. The fee is accrued daily and paid monthly at the annual rate of .25% based upon the average daily net assets of Class A Shares.

      Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A shareholders.

      Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

      Certain officers and/or directors of the Fund are officers and/or directors of Mercury Advisors, FAM, PSI, FAMD, FDS, and/or ML & Co.

(3)   Investments:

      Increases and decreases in the Fund's investment in the Series for the six months ended June 30, 2001 were $436,047 and $703,542, respectively.


                        June 30, 2001 (7) Mercury S&P 500 Index Fund

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

(4)   Capital Share Transactions:

      Net increase (decrease) in net assets derived from capital share transactions was $(268,813) and $325,558 for the six months ended June 30, 2001 and for the period February 15, 2000 to December 31, 2000, respectively.

      Transactions in capital shares for each class were as follows:

Class I Shares for the Six Months                                        Dollar
Ended June 30, 2001                                        Shares        Amount
-------------------------------------------------------------------------------
Shares issued to shareholders in
  reinvestment of dividends                                      3   $       26
                                                          --------   ----------
Net increase                                                     3   $       26
                                                          ========   ==========
-------------------------------------------------------------------------------

Class I Shares for the Period February 15, 2000+                         Dollar
to December 31, 2000                                       Shares        Amount
-------------------------------------------------------------------------------
Shares sold                                                    258   $   32,603
Shares redeemed                                               (233)      (2,243)
                                                          --------   ----------
Net increase                                                    25   $   30,360
                                                          ========   ==========
-------------------------------------------------------------------------------

+ On February 15, 2000 (commencement of operations), the Fund issued 1,250 shares to Mercury Advisors for $12,500.

Class A Shares for the Six Months                                        Dollar
Ended June 30, 2001                                         Shares       Amount
-------------------------------------------------------------------------------
Shares sold                                                 28,622   $  262,442
Shares issued to shareholders in
  reinvestment of dividends                                     79          720
                                                          ---------------------
Total issued                                                28,701      263,162
Shares redeemed                                            (60,107)    (532,001)
                                                          ---------------------
Net decrease                                               (31,406)  $ (268,839)
                                                          =====================
-------------------------------------------------------------------------------

Class A Shares for the Period February 15, 2000+                         Dollar
to December 31, 2000                                        Shares       Amount
-------------------------------------------------------------------------------
Shares sold                                                 31,603   $  296,990
Shares redeemed                                               (170)      (1,792)
                                                           --------------------
Net increase                                                31,433   $  295,198
                                                           ====================
-------------------------------------------------------------------------------

+ On February 15, 2000 (commencement of operations), the Fund issued 1,250 shares to Mercury Advisors for $12,500.


                        June 30, 2001 (8) Mercury S&P 500 Index Fund

SCHEDULE OF INVESTMENTS

MASTER S&P 500 INDEX SERIES
================================================================================

                                                                   In US Dollars
                                                                  --------------
 Issue                                      Shares Held                Value
 -------------------------------------------------------------------------------

 COMMON STOCKS
 ===============================================================================
+ADC Telecommunications, Inc.                  134,438            $      887,291
+The AES Corporation                            91,520                 3,939,936
 AFLAC Incorporated                             90,442                 2,848,019
 ALLTEL Corporation                             53,848                 3,298,728
+AMR Corporation                                26,436                   955,133
+AOL Time Warner Inc.                          762,080                40,390,240
 AT&T Corp.                                    593,476                13,056,472
 Abbott Laboratories                           266,410                12,790,344
 Adobe Systems Incorporated                     41,135                 1,933,345
 Adolph Coors Company (Class B)                  6,382                   320,249
+Advanced Micro Devices, Inc.                   59,161                 1,708,570
+Aetna Inc. (New Shares)                        24,503                   633,893
+Agilent Technologies, Inc.                     78,566                 2,553,395
 Air Products and Chemicals, Inc.               39,207                 1,793,720
 Alberto-Culver Company (Class B)                9,723                   408,755
 Albertson's, Inc.                              69,661                 2,089,133
 Alcan Aluminium Ltd.                           54,925                 2,307,949
 Alcoa Inc.                                    148,468                 5,849,639
 Allegheny Energy, Inc.                         21,448                 1,034,866
 Allegheny Technologies Incorporated            13,795                   249,552
 Allergan Inc.                                  22,634                 1,935,207
+Allied Waste Industries, Inc.                  33,914                   633,514
 The Allstate Corporation                      124,606                 5,481,418
+Altera Corporation                             66,523                 1,929,167
 Ambac Financial Group, Inc.                    18,195                 1,058,949
 Amerada Hess Corporation                       15,286                 1,235,109
 Ameren Corporation                             23,601                 1,007,763
 American Electric Power Company, Inc.          55,412                 2,558,372
 American Express Company                      227,575                 8,829,910
 American General Corporation                   85,850                 3,987,732
 American Greetings Corporation (Class A)       10,973                   120,703
 American Home Products Corporation            226,088                13,212,583
 American International Group, Inc.            400,945                34,481,270
+American Power Conversion Corporation          33,592                   529,074
+Amgen Inc.                                    179,429                10,887,752
 AmSouth Bancorporation                         63,704                 1,177,887
 Anadarko Petroleum Corporation                 43,109                 2,329,179
+Analog Devices, Inc.                           61,895                 2,676,959
+Andrew Corporation                             14,000                   258,300
 Anheuser-Busch Companies, Inc.                154,383                 6,360,580
 Aon Corporation                                45,042                 1,576,470
 Apache Corporation                             21,571                 1,094,728
+Apple Computer, Inc.                           60,034                 1,395,790
 Applera Corporation--Applied Biosystems Group  36,316                   971,453
+Applied Materials, Inc.                       139,861                 6,867,175
+Applied Micro Circuits Corporation             51,685                   888,982


                        June 30, 2001 (9) Mercury S&P 500 Index Fund

                                                                   In US Dollars
                                                                  --------------
 Issue                                      Shares Held                Value
 -------------------------------------------------------------------------------
 Archer-Daniels-Midland Company                108,717            $    1,413,321
 Ashland Inc.                                   11,981                   480,438
 Autodesk, Inc.                                  9,271                   345,808
 Automatic Data Processing, Inc.               107,372                 5,336,388
+AutoZone, Inc.                                 19,262                   722,325
+Avaya Inc.                                     48,820                   668,834
 Avery Dennison Corporation                     18,963                   968,061
 Avon Products, Inc.                            40,810                 1,888,687
 The B.F. Goodrich Company                      17,729                   673,347
 BB&T Corporation                               70,049                 2,570,798
+BMC Software, Inc.                             41,906                   944,561
 Baker Hughes Incorporated                      57,733                 1,934,056
 Ball Corporation                                4,741                   225,482
 Bank of America Corporation                   275,705                16,550,571
 The Bank of New York Company, Inc.            126,516                 6,072,768
 Bank One Corporation                          200,442                 7,175,824
 Barrick Gold Corporation                       68,114                 1,031,927
 Bausch & Lomb Incorporated                      9,198                   333,336
 Baxter International Inc.                     101,891                 4,992,659
 The Bear Stearns Companies Inc.                18,067                 1,065,411
 Becton, Dickinson and Company                  44,306                 1,585,712
+Bed Bath & Beyond Inc.                         49,646                 1,489,380
 BellSouth Corporation                         322,362                12,981,518
 Bemis Company, Inc.                             9,083                   364,864
+Best Buy Co., Inc.                             36,014                 2,287,609
+Big Lots, Inc.                                 19,484                   266,541
+Biogen, Inc.                                   25,564                 1,389,659
 Biomet, Inc.                                   30,758                 1,478,229
 The Black & Decker Corporation                 13,914                   549,046
 The Boeing Company                            150,053                 8,342,947
 Boise Cascade Corporation                       9,914                   348,675
+Boston Scientific Corporation                  69,046                 1,173,782
 Bristol-Myers Squibb Company                  334,285                17,483,105
+Broadcom Corporation (Class A)                 44,737                 1,912,954
+BroadVision, Inc.                              47,054                   235,270
 Brown-Forman Corporation (Class B)             11,775                   752,893
 Brunswick Corporation                          15,091                   362,637
 Burlington Northern Santa Fe Corp.             67,381                 2,032,885
 Burlington Resources Inc.                      36,377                 1,453,261
 C.R. Bard, Inc.                                 8,736                   497,515
 CIGNA Corporation                              25,758                 2,468,132
 CMS Energy Corporation                         22,702                   632,251
 CSX Corporation                                36,726                 1,330,950
 CVS Corporation                                67,596                 2,609,206
+Cabletron Systems, Inc.                        32,477                   742,099
+Calpine Corporation                            51,369                 1,941,748
 Campbell Soup Company                          70,232                 1,808,474
 Capital One Financial Corporation              35,843                 2,150,580
 Cardinal Health, Inc.                          76,686                 5,291,334
 Carnival Corporation                          100,576                 3,087,683


                        June 30, 2001 (10) Mercury S&P 500 Index Fund

                                                                   In US Dollars
                                                                  --------------
 Issue                                      Shares Held                Value
 -------------------------------------------------------------------------------
 Caterpillar Inc.                               59,042            $    2,955,052
+Cendant Corporation                           146,516                 2,857,062
 Centex Corporation                             10,174                   414,590
 CenturyTel, Inc.                               24,316                   736,775
 The Charles Schwab Corporation                238,410                 3,647,673
 Charter One Financial, Inc.                    35,557                 1,134,268
 Chevron Corporation                           110,341                 9,985,860
+Chiron Corporation                             32,659                 1,665,609
 The Chubb Corporation                          30,208                 2,339,005
 Cincinnati Financial Corporation               27,644                 1,091,938
 Cinergy Corp.                                  27,350                   955,882
 Cintas Corporation                             29,100                 1,345,875
 Circuit City Stores--Circuit City Group        35,780                   644,040
+Cisco Systems, Inc.                         1,258,893                22,911,853
 Citigroup Inc.                                864,934                45,703,113
+Citizens Communications Company                49,078                   590,408
+Citrix Systems, Inc.                           31,769                 1,108,738
+Clear Channel Communications, Inc.            101,054                 6,336,086
 The Clorox Company                             40,682                 1,377,086
 The Coca-Cola Company                         427,838                19,252,710
 Coca-Cola Enterprises Inc.                     72,284                 1,181,843
 Colgate-Palmolive Company                      96,504                 5,692,771
+Comcast Corporation (Class A)                 162,547                 7,054,540
 Comerica Incorporated                          30,698                 1,768,205
 Compaq Computer Corporation                   290,515                 4,500,077
 Computer Associates International, Inc.        99,123                 3,568,428
+Computer Sciences Corporation                  29,000                 1,003,400
+Compuware Corporation                          63,265                   885,077
+Comverse Technology, Inc.                      29,431                 1,695,814
 ConAgra, Inc.                                  92,381                 1,830,068
+Concord EFS, Inc.                              41,450                 2,155,814
+Conexant Systems, Inc.                         42,499                   380,366
 Conoco Inc. (Class B)                         107,443                 3,105,103
+Conseco, Inc.                                  58,104                   793,120
 Consolidated Edison, Inc.                      36,481                 1,451,944
 Constellation Energy Group                     28,165                 1,199,829
+Convergys Corporation                          29,392                   889,108
 Cooper Industries, Inc.                        16,067                   636,093
 Cooper Tire & Rubber Company                   12,539                   178,054
 Corning Incorporated                          159,987                 2,673,383
+Costco Wholesale Corporation                   77,406                 3,179,838
 Countrywide Credit Industries, Inc.            20,369                   934,530
 Crane Co.                                      10,266                   318,246
 Cummins Engine Company, Inc.                    7,086                   274,228
 DTE Energy Company                             28,349                 1,316,528
 Dana Corporation                               25,446                   593,910
 Danaher Corporation                            24,516                 1,372,896
 Darden Restaurants, Inc.                       20,308                   566,593
 Deere & Company                                40,381                 1,528,421
+Dell Computer Corporation                     447,383                11,609,589


                        June 30, 2001 (11) Mercury S&P 500 Index Fund

                                                                   In US Dollars
                                                                  --------------
 Issue                                      Shares Held                Value
 -------------------------------------------------------------------------------
 Delphi Automotive Systems Corporation          96,304            $    1,534,123
 Delta Air Lines, Inc.                          21,222                   935,466
 Deluxe Corporation                             12,154                   351,251
 Devon Energy Corporation                       22,260                 1,168,650
 Dillard's, Inc. (Class A)                      14,625                   223,324
 Dollar General Corporation                     56,866                 1,108,887
 Dominion Resources, Inc.                       42,553                 2,558,712
 Dover Corporation                              34,962                 1,316,319
 The Dow Chemical Company                      154,379                 5,133,102
 Dow Jones & Company, Inc.                      14,854                   886,932
 Duke Energy Corporation                       132,774                 5,179,514
 Dynegy Inc. (Class A)                          56,073                 2,607,394
 E.I. du Pont de Nemours and Company           179,367                 8,652,664
+EMC Corporation                               379,587                11,027,002
 EOG Resources, Inc.                            19,944                   709,009
 Eastman Chemical Company                       13,235                   630,383
 Eastman Kodak Company                          49,889                 2,328,819
 Eaton Corporation                              11,803                   827,390
 Ecolab Inc.                                    21,919                   898,021
 Edison International                           56,041                   624,857
 El Paso Corporation                            87,581                 4,601,506
 Electronic Data Systems Corporation            80,482                 5,030,125
 Eli Lilly and Company                         193,313                14,305,162
 Emerson Electric Co.                           73,696                 4,458,608
 Engelhard Corporation                          22,491                   580,043
 Enron Corp.                                   128,333                 6,288,317
 Entergy Corporation                            37,964                 1,457,438
 Equifax Inc.                                   24,629                   903,392
 Exelon Corporation                             55,144                 3,535,833
 Exxon Mobil Corporation++                     593,393                51,832,879
+FMC Corporation                                 5,352                   366,933
 FPL Group, Inc.                                30,249                 1,821,292
 Fannie Mae                                    172,056                14,650,568
+FedEx Corp.                                    52,811                 2,123,002
+Federated Department Stores, Inc.              34,000                 1,445,000
 Freddie Mac                                   119,127                 8,338,890
 Fifth Third Bancorp                            98,989                 5,944,289
 First Data Corporation                         67,386                 4,329,551
 First Union Corporation                       168,795                 5,897,697
 FirstEnergy Corp.                              38,526                 1,238,996
+Fiserv, Inc.                                   21,404                 1,369,428
 FleetBoston Financial Corporation             186,294                 7,349,298
 Fluor Corporation                              13,633                   615,530
 Ford Motor Company                            314,695                 7,725,762
+Forest Laboratories, Inc.                      30,302                 2,151,442
 Fortune Brands, Inc.                           26,290                 1,008,484
 Franklin Resources, Inc.                       45,558                 2,085,190
+Freeport-McMoRan Copper & Gold, Inc.
    (Class B)                                   24,757                   273,565
 GPU, Inc.                                      20,553                   722,438
 Gannett Co., Inc.                              45,471                 2,996,539


                        June 30, 2001 (12) Mercury S&P 500 Index Fund

                                                                   In US Dollars
                                                                  --------------
 Issue                                      Shares Held                Value
 -------------------------------------------------------------------------------
 The Gap, Inc.                                 147,836            $    4,287,244
+Gateway Inc.                                   55,556                   913,896
 General Dynamics Corporation                   34,564                 2,689,425
 General Electric Company                    1,708,530                83,290,837
 General Mills, Inc.                            48,964                 2,143,644
 General Motors Corporation                     94,359                 6,072,002
 Genuine Parts Company                          29,586                   931,959
 Georgia-Pacific Group                          38,858                 1,315,343
 The Gillette Company                          181,382                 5,258,264
+Global Crossing Ltd.                          152,476                 1,317,393
 Golden West Financial Corporation              27,312                 1,754,523
 The Goodyear Tire & Rubber Company             27,376                   766,528
 Great Lakes Chemical Corporation                8,664                   267,284
+Guidant Corporation                            52,805                 1,900,980
 H & R Block, Inc.                              15,740                 1,016,017
 H.J. Heinz Company                             59,974                 2,452,337
 HCA--The Healthcare Corporation                92,456                 4,178,087
+HEALTHSOUTH Corporation                        67,023                 1,070,357
 Halliburton Company                            73,799                 2,627,244
 Harley-Davidson, Inc.                          52,017                 2,448,960
+Harrah's Entertainment, Inc.                   20,168                   711,930
 The Hartford Financial Services Group, Inc.    40,746                 2,787,026
 Hasbro, Inc.                                   29,664                   428,645
 Hercules Incorporated                          18,577                   209,920
 Hershey Foods Corporation                      23,490                 1,449,568
 Hewlett-Packard Company                       334,174                 9,557,376
 Hilton Hotels Corporation                      63,441                   735,916
 The Home Depot, Inc.                          401,396                18,684,984
 Homestake Mining Company                       45,289                   350,990
 Honeywell International Inc.                  139,200                 4,870,608
 Household International, Inc.                  79,781                 5,321,393
+Humana Inc.                                    29,187                   287,492
 Huntington Bancshares Incorporated             43,175                   705,911
 IMS Health Incorporated                        50,675                 1,444,237
 ITT Industries, Inc.                           15,121                   669,104
 Illinois Tool Works Inc.                       52,281                 3,309,387
+Inco Limited                                   31,283                   539,945
 Ingersoll-Rand Company                         27,503                 1,133,124
 Intel Corporation                           1,156,728                33,834,294
 International Business Machines Corporation   298,843                33,769,259
 International Flavors & Fragrances Inc.        16,479                   414,117
 International Paper Company                    83,070                 2,965,599
 The Interpublic Group of Companies, Inc.       64,564                 1,894,950
+Intuit Inc.                                    35,886                 1,435,081
 J.C. Penney Company, Inc.                      45,288                 1,193,792
 J.P. Morgan Chase & Co.                       341,465                15,229,339
+JDS Uniphase Corporation                      226,396                 2,886,549
+Jabil Circuit, Inc.                            32,932                 1,016,282
 Jefferson--Pilot Corporation                   26,165                 1,264,293
 John Hancock Financial Services, Inc.          52,880                 2,128,949


                        June 30, 2001 (13) Mercury S&P 500 Index Fund

                                                                   In US Dollars
                                                                  --------------
 Issue                                      Shares Held                Value
 -------------------------------------------------------------------------------
 Johnson & Johnson                             520,847            $   26,042,350
 Johnson Controls, Inc.                         14,941                 1,082,774
 KB HOME                                         7,582                   228,749
+KLA-Tencor Corporation                         31,887                 1,864,433
 Kellogg Company                                69,815                 2,024,635
 Kerr-McGee Corporation                         16,303                 1,080,400
 KeyCorp                                        73,019                 1,902,145
 KeySpan Corporation                            23,620                   861,658
 Kimberly-Clark Corporation                     91,541                 5,117,142
 Kinder Morgan, Inc.                            19,756                   992,739
+King Pharmaceuticals, Inc.                     29,485                 1,584,819
+Kmart Corporation                              84,270                   966,577
 Knight Ridder, Inc.                            12,656                   750,501
+Kohl's Corporation                             57,242                 3,590,791
+The Kroger Co.                                139,449                 3,486,225
+LSI Logic Corporation                          62,157                 1,168,552
 Leggett & Platt, Incorporated                  33,757                   743,667
 Lehman Brothers Holdings, Inc.                 42,398                 3,296,444
+Lexmark International Group, Inc. (Class A)    22,057                 1,483,333
 The Limited, Inc.                              73,343                 1,211,626
 Lincoln National Corporation                   32,305                 1,671,784
 Linear Technology Corporation                  54,654                 2,416,800
 Liz Claiborne, Inc.                             9,035                   455,816
 Lockheed Martin Corporation                    74,706                 2,767,857
 Loews Corporation                              33,926                 2,185,852
 Longs Drug Stores Corporation                   2,164                    46,634
 Louisiana-Pacific Corporation                  17,965                   210,729
 Lowe's Companies, Inc.                         66,150                 4,799,182
 Lucent Technologies Inc.                      585,813                 3,632,041
 MBIA, Inc.                                     25,445                 1,416,778
 MBNA Corporation                              146,509                 4,827,472
 MGIC Investment Corporation                    18,402                 1,336,721
+Manor Care, Inc.                               17,749                   563,531
 Marriott International, Inc. (Class A)         41,932                 1,985,061
 Marsh & McLennan Companies, Inc.               47,392                 4,786,592
 Masco Corporation                              79,097                 1,974,261
 Mattel, Inc.                                   74,109                 1,402,142
+Maxim Integrated Products, Inc.                56,469                 2,496,494
 The May Department Stores Company              51,416                 1,761,512
 Maytag Corporation                             13,092                   383,072
 McDermott International, Inc.                  10,525                   122,616
 McDonald's Corporation                        222,451                 6,019,524
 The McGraw-Hill Companies, Inc.                33,575                 2,220,986
 McKesson HBOC, Inc.                            48,987                 1,818,397
 The Mead Corporation                           17,089                   463,795
+MedImmune, Inc.                                36,564                 1,725,821
 Medtronic, Inc.                               207,889                 9,564,973
 Mellon Financial Corporation                   82,081                 3,775,726
 Merck & Co., Inc.                             394,406                25,206,487
+Mercury Interactive Corp.                      14,211                   851,239


                        June 30, 2001 (14) Mercury S&P 500 Index Fund

                                                                   In US Dollars
                                                                  --------------
 Issue                                      Shares Held                Value
 -------------------------------------------------------------------------------
 Meredith Corporation                            8,553            $      306,283
 Merrill Lynch & Co., Inc.@                    144,368                 8,553,804
 MetLife, Inc.                                 128,957                 3,995,088
+Micron Technology, Inc.                       102,551                 4,214,846
+Microsoft Corporation++                       925,744                67,209,014
 Millipore Corporation                           8,101                   502,100
 Minnesota Mining and Manufacturing
    Company (3M)                                68,098                 7,769,982
+Mirant Corporation                             58,413                 2,009,407
 Molex Incorporated                             33,608                 1,227,700
 Moody's Corporation                            27,090                   907,515
 Morgan Stanley Dean Witter & Co.              191,405                12,293,943
 Motorola, Inc.                                377,750                 6,255,540
+NCR Corporation                                16,598                   780,106
 NICOR, Inc.                                     7,809                   304,395
+Nabors Industries, Inc.                        25,263                   939,784
 National City Corporation                     103,331                 3,180,528
+National Semiconductor Corporation             29,831                   868,679
 National Service Industries, Inc.               7,053                   159,186
+Navistar International Corporation             10,237                   287,967
+Network Appliance, Inc.                        55,994                   767,118
 The New York Times Company (Class A)           27,388                 1,150,296
 Newell Rubbermaid Inc.                         45,865                 1,151,211
 Newmont Mining Corporation                     33,622                   625,705
+Nextel Communications, Inc. (Class A)         131,589                 2,302,807
+Niagara Mohawk Holdings Inc.                   27,624                   488,669
 Nike, Inc. (Class B)                           46,647                 1,958,708
 NiSource Inc.                                  35,522                   970,816
+Noble Drilling Corporation                     23,065                   755,379
 Nordstrom, Inc.                                23,014                   426,910
 Norfolk Southern Corporation                   66,166                 1,369,636
 Nortel Networks Corporation                   548,045                 4,981,729
 Northern Trust Corporation                     38,246                 2,390,375
 Northrop Grumman Corporation                   14,628                 1,171,703
+Novell, Inc.                                   54,624                   310,811
+Novellus Systems, Inc.                         24,502                 1,391,469
 Nucor Corporation                              13,347                   652,535
 ONEOK, Inc.                                    10,232                   201,570
 Occidental Petroleum Corporation               63,730                 1,694,581
+Office Depot, Inc.                             51,182                   531,269
 Omnicom Group Inc.                             31,858                 2,739,788
+Oracle Corporation                            965,558                18,345,602
 PACCAR Inc.                                    13,161                   676,739
 PG&E Corporation                               66,588                   745,786
 PNC Bank Corp.                                 49,709                 3,270,355
 PPG Industries, Inc.                           29,009                 1,525,003
 PPL Corporation                                25,104                 1,380,720
+Pactiv Corporation                             27,268                   365,391
 Pall Corporation                               21,140                   497,424
+Palm, Inc.                                     97,552                   592,141
+Parametric Technology Corporation              45,440                   635,706


                        June 30, 2001 (15) Mercury S&P 500 Index Fund

                                                                   In US Dollars
                                                                  --------------
 Issue                                      Shares Held                Value
 -------------------------------------------------------------------------------
 Parker-Hannifin Corporation                    20,098            $      852,959
 Paychex, Inc.                                  64,254                 2,570,160
 Peoples Energy Corporation                      6,113                   245,743
+PeopleSoft, Inc.                               50,566                 2,489,364
 The Pepsi Bottling Group, Inc.                 24,735                   991,873
 PepsiCo, Inc.                                 251,804                11,129,737
 PerkinElmer, Inc.                              17,360                   477,921
 Pfizer Inc.                                 1,085,836                43,487,732
 Pharmacia Corporation                         223,773                10,282,369
 Phelps Dodge Corporation                       13,553                   562,449
 Philip Morris Companies Inc.                  378,350                19,201,262
 Phillips Petroleum Company                     44,003                 2,508,171
 Pinnacle West Capital Corporation              14,575                   690,855
 Pitney Bowes Inc.                              42,450                 1,787,994
 Placer Dome Inc.                               56,352                   552,250
 Potlatch Corporation                            4,935                   169,813
+Power-One, Inc.                                13,543                   225,356
 Praxair, Inc.                                  27,627                 1,298,469
 The Procter & Gamble Company                  222,770                14,212,726
 Progress Energy, Inc.                          35,462                 1,592,953
 The Progressive Corporation                    12,682                 1,714,480
 Providian Financial Corporation                49,103                 2,906,898
 Public Service Enterprise Group Incorporated   35,772                 1,749,251
 Pulte Corporation                               7,247                   308,940
+QLogic Corporation                             15,911                 1,025,464
+QUALCOMM Incorporated                         130,254                 7,617,254
 The Quaker Oats Company                        22,751                 2,076,029
+Quintiles Transnational Corp.                  20,057                   506,439
 Qwest Communications International Inc.       285,742                 9,106,598
 R.R. Donnelley & Sons Company                  20,191                   599,673
 RadioShack Corporation                         31,897                   972,858
 Ralston-Ralston Purina Group                   53,292                 1,599,826
 Raytheon Company                               61,138                 1,623,214
+Reebok International Ltd.                      10,071                   321,768
 Regions Financial Corporation                  39,131                 1,252,192
 Reliant Energy, Inc.                           51,165                 1,648,025
+Robert Half International Inc.                 30,165                   750,807
 Rockwell International Corporation             31,428                 1,198,035
 Rohm and Haas Company                          37,916                 1,247,436
+Rowan Companies, Inc.                          16,263                   359,412
 Royal Dutch Petroleum Company
    (NY Registered Shares)                     368,828                21,491,608
 Ryder System, Inc.                             10,348                   202,821
 SAFECO Corporation                             22,032                   649,944
 SBC Communications Inc.                       579,304                23,206,918
 SUPERVALU Inc.                                 22,828                   400,631
 SYSCO Corporation                             115,681                 3,140,739
+Sabre Holdings Corporation                     22,856                 1,142,800
+Safeway Inc.                                   86,931                 4,172,688
+Sanmina Corporation                            54,988                 1,287,269


                        June 30, 2001 (16) Mercury S&P 500 Index Fund

                                                                   In US Dollars
                                                                  --------------
 Issue                                      Shares Held                Value
 -------------------------------------------------------------------------------
+Sapient Corporation                            21,142            $      206,134
 Sara Lee Corporation                          135,288                 2,562,355
 Schering-Plough Corporation                   251,652                 9,119,868
 Schlumberger Limited                           98,601                 5,191,343
 Scientific-Atlanta, Inc.                       28,015                 1,137,409
+Sealed Air Corporation                         14,418                   537,070
 Sears, Roebuck & Co.                           56,505                 2,390,727
 Sempra Energy                                  35,426                   968,547
 The Sherwin-Williams Company                   26,947                   598,223
+Siebel Systems, Inc.                           77,942                 3,655,480
 Sigma-Aldrich Corporation                      13,015                   502,639
 Snap-On Incorporated                            9,941                   240,175
+Solectron Corporation                         112,362                 2,056,225
 The Southern Company                          117,827                 2,739,478
 SouthTrust Corporation                         58,410                 1,518,660
 Southwest Airlines Co.                        131,006                 2,422,301
+Sprint Corp. (PCS Group)                      161,164                 3,892,111
 Sprint Corporation                            152,489                 3,257,165
+St. Jude Medical, Inc.                         14,745                   884,700
 The St. Paul Companies, Inc.                   36,884                 1,869,650
 The Stanley Works                              14,683                   614,924
+Staples, Inc.                                  78,483                 1,254,943
+Starbucks Corporation                          65,390                 1,503,970
 Starwood Hotels & Resorts Worldwide, Inc.      34,186                 1,274,454
 State Street Corporation                       55,968                 2,769,856
 Stilwell Financial, Inc.                       37,721                 1,265,917
 Stryker Corporation                            33,776                 1,852,614
+Sun Microsystems, Inc.                        560,184                 8,806,092
 SunTrust Banks, Inc.                           50,224                 3,253,511
 Sunoco, Inc.                                   14,432                   528,644
 Symbol Technologies, Inc.                      38,969                   865,112
 Synovus Financial Corp.                        49,887                 1,565,454
 T. Rowe Price Group Inc.                       21,160                   791,172
 The TJX Companies, Inc.                        48,211                 1,536,485
+TMP Worldwide Inc.                             18,355                 1,084,964
 TRW Inc.                                       21,501                   881,541
 TXU Corp.                                      44,186                 2,129,323
 Target Corporation                            154,644                 5,350,682
+Tektronix, Inc.                                16,130                   437,930
+Tellabs, Inc.                                  70,389                 1,357,100
 Temple-Inland, Inc.                             8,487                   452,272
+Tenet Healthcare Corporation                   55,769                 2,877,123
+Teradyne, Inc.                                 29,982                   992,404
 Texaco Inc.                                    94,765                 6,311,349
 Texas Instruments Incorporated                298,596                 9,405,774
 Textron, Inc.                                  24,253                 1,334,885
+Thermo Electron Corporation                    31,179                   686,562
 Thomas & Betts Corporation                     10,053                   221,870
 Tiffany & Co.                                  25,113                   909,593
 The Timken Company                             10,358                   175,465


                        June 30, 2001 (17) Mercury S&P 500 Index Fund

                                                                   In US Dollars
                                                                  --------------
 Issue                                      Shares Held                Value
 -------------------------------------------------------------------------------
 Torchmark Corporation                          21,579            $      867,692
 Tosco Corporation                              26,552                 1,169,616
+Toys 'R' Us, Inc.                              34,032                   842,292
 Transocean Sedco Forex Inc.                    54,626                 2,253,322
 Tribune Company                                51,332                 2,053,793
+Tricon Global Restaurants, Inc.                25,224                 1,107,334
 Tupperware Corporation                          9,920                   232,426
 Tyco International Ltd.                       333,106                18,154,277
 U.S. Bancorp                                  327,773                 7,469,962
+US Airways Group, Inc.                         11,579                   281,370
 USA Education Inc.                             28,031                 2,046,263
 UST Inc.                                       28,054                   809,638
 USX-Marathon Group                             53,082                 1,566,450
 USX-U.S. Steel Group                           15,343                   309,161
 Unilever NV (NY Registered Shares)             98,313                 5,856,505
 Union Pacific Corporation                      42,638                 2,341,253
 Union Planters Corporation                     23,581                 1,028,132
+Unisys Corporation                             54,473                   801,298
 United Technologies Corporation                80,968                 5,931,716
 UnitedHealth Group Incorporated                54,557                 3,368,895
+Univision Communications Inc. (Class A)        35,846                 1,533,492
 Unocal Corporation                             41,861                 1,429,553
 UnumProvident Corporation                      41,564                 1,335,036
 V. F. Corporation                              19,262                   700,752
+VERITAS Software Corporation                   68,356                 4,547,725
 Verizon Communications                        465,216                24,889,056
+Viacom, Inc. (Class B)                        306,198                15,845,746
 Visteon Corporation                            22,520                   413,918
+Vitesse Semiconductor Corporation              31,537                   663,538
 Vulcan Materials Company                       17,402                   935,357
 W. W. Grainger, Inc.                           16,333                   672,266
 Wachovia Corporation                           36,129                 2,570,578
 Wal-Mart Stores, Inc.                         769,023                37,528,322
 Walgreen Co.                                  175,152                 5,981,441
 The Walt Disney Company                       359,481                10,385,406
 Washington Mutual, Inc.                       150,956                 5,668,398
 Waste Management, Inc.                        107,589                 3,315,893
+Watson Pharmaceuticals, Inc.                   18,210                 1,122,464
+Wellpoint Health Networks Inc.                 10,891                 1,026,368
 Wells Fargo Company                           295,192                13,705,765
 Wendy's International, Inc.                    19,549                   499,281
 Westvaco Corporation                           17,342                   421,237
 Weyerhaeuser Company                           37,010                 2,034,440
 Whirlpool Corporation                          11,481                   717,562
 Willamette Industries, Inc.                    18,831                   932,134
 The Williams Companies, Inc.                   83,341                 2,746,086
 Winn-Dixie Stores, Inc.                        24,223                   632,947
 Wm. Wrigley Jr. Company                        38,851                 1,820,169
+WorldCom, Inc.                                496,758                 7,431,500
 WorldCom, Inc.--MCI Group                           1                         8


                        June 30, 2001 (18) Mercury S&P 500 Index Fund

SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                   In US Dollars
                                                                  --------------
 Issue                                      Shares Held                Value
 -------------------------------------------------------------------------------
 Worthington Industries, Inc.                   14,706            $      200,002
 Xcel Energy, Inc.                              59,031                 1,679,432
 Xerox Corporation                             119,416                 1,142,811
+Xilinx, Inc.                                   57,208                 2,359,258
+Yahoo! Inc.                                    97,510                 1,949,225
 Zions Bancorporation                           16,025                   945,475
 -------------------------------------------------------------------------------
 Total Common Stocks (Cost--$1,679,072,737)--99.7%                 1,896,783,363
 -------------------------------------------------------------------------------

                   Face
                  Amount              Short-Term Obligations
 -------------------------------------------------------------------------------
 Commercial     $8,824,000  General Motors Acceptance Corp.,
 Paper*                     4.13% due 7/02/2001                        8,821,975
 -------------------------------------------------------------------------------
 Total Short-Term Obligations (Cost--$8,821,975)--0.4%                 8,821,975
 -------------------------------------------------------------------------------
 Total Investments (Cost--$1,687,894,712)--100.1%                  1,905,605,338

 Variation Margin on Financial Futures Contracts**--0.0%                  44,821

 Liabilities in Excess of Other Assets--(0.1%)                        (2,636,145)
                                                                  --------------
 Net Assets--100.0%                                               $1,903,014,014
                                                                  ==============
 -------------------------------------------------------------------------------

+     Non-income producing security.
++    Portion of security held as collateral for open financial futures contracts.
@     An affiliate of the Series.
* Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Series.
**    Financial futures contracts purchased as of June 30, 2001 were as follows:

--------------------------------------------------------------------------------
Number of                                   Expiration
Contracts            Issue                     Date                     Value
--------------------------------------------------------------------------------
    20             S&P 500
                   Stock Index              Sept. 2001                $6,158,500
--------------------------------------------------------------------------------
Total Financial Futures
Contracts Purchased
(Total Contract Price--$6,187,850)                                    $6,158,500
                                                                      ==========
--------------------------------------------------------------------------------

      See Notes to Financial Statements.


                        June 30, 2001 (19) Mercury S&P 500 Index Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2001
------------------------------------------------------------------------------------------

MASTER S&P 500 INDEX SERIES
==========================================================================================
Assets:

Investments, at value (identified cost--$1,687,894,712)                     $1,905,605,338
Cash                                                                               502,861
Receivables:
  Dividends                                                $    1,439,204
  Contributions                                                 1,423,866
  Securities sold                                                 837,500
  Variation margin                                                 44,821        3,745,391
                                                           --------------
Prepaid expense and other assets                                                   162,316
                                                                            --------------
Total assets                                                                 1,910,015,906
                                                                            --------------
------------------------------------------------------------------------------------------

Liabilities:

Payables:
  Withdrawals                                                   4,766,281
  Securities purchased                                          2,190,173
  Investment adviser                                                7,419        6,963,873
                                                           --------------
Accrued expenses                                                                    38,019
                                                                            --------------
Total liabilities                                                                7,001,892
                                                                            --------------
------------------------------------------------------------------------------------------

Net Assets:

Net assets                                                                  $1,903,014,014
                                                                            ==============
------------------------------------------------------------------------------------------

Net Assets Consist of:

Partners' capital                                                           $1,685,332,738
Unrealized appreciation on investments--net                                    217,681,276
                                                                            --------------
Net assets                                                                  $1,903,014,014
                                                                            ==============
------------------------------------------------------------------------------------------

See Notes to Financial Statements.


                        June 30, 2001 (20) Mercury S&P 500 Index Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2001
-------------------------------------------------------------------------------------

MASTER S&P 500 INDEX SERIES
=====================================================================================
Investment Income:

Dividends (net of $65,492 foreign withholding tax)                      $  10,827,972
Interest and discount earned                                                  495,450
Other                                                                           2,303
                                                                        -------------
Total income                                                               11,325,725
                                                                        -------------
-------------------------------------------------------------------------------------

Expenses:

Accounting services                                     $     235,409
Custodian fees                                                 94,620
Professional fees                                              54,303
Investment advisory fees                                       45,014
Trustees' fees and expenses                                    16,438
Other                                                          34,075
                                                        -------------
Total expenses                                                                479,859
                                                                        -------------
Investment income--net                                                     10,845,866
                                                                        -------------
-------------------------------------------------------------------------------------

Realized & Unrealized Loss on Investments--Net:

Realized loss from investments--net                                       (19,273,216)
Change in unrealized appreciation on investments--net                     (97,528,061)
                                                                        -------------
Net Decrease in Net Assets Resulting from Operations                    $(105,955,411)
                                                                        =============
-------------------------------------------------------------------------------------

See Notes to Financial Statements.


                        June 30, 2001 (21) Mercury S&P 500 Index Fund

STATEMENTS OF CHANGES IN NET ASSETS

MASTER S&P 500 INDEX SERIES

                                               For the Six         For the
                                              Months Ended       Year Ended
Increase (Decrease) in Net Assets:            June 30, 2001   December 31, 2000
-------------------------------------------------------------------------------
Operations:

Investment income--net                        $ 10,845,866       $   20,353,619
Realized loss on investments--net              (19,273,216)         (30,625,787)
Change in unrealized appreciation
  on investments--net                          (97,528,061)        (158,321,085)
                                              ---------------------------------
Net decrease in net assets resulting
  from operations                             (105,955,411)        (168,593,253)
                                              ---------------------------------
-------------------------------------------------------------------------------

Net Capital Contributions:

Increase in net assets derived from net
  capital contributions                        294,337,977          192,888,963
                                              ---------------------------------
-------------------------------------------------------------------------------

Net Assets:

Total increase in net assets                   188,382,566           24,295,710
Beginning of period                          1,714,631,448        1,690,335,738
                                             -----------------------------------
End of period                               $1,903,014,014       $1,714,631,448
                                             ===================================
--------------------------------------------------------------------------------

See Notes to Financial Statements.


                        June 30, 2001 (22) Mercury S&P 500 Index Fund

FINANCIAL HIGHLIGHTS

MASTER S&P 500 INDEX SERIES

The following ratios have been derived from information provided in the financial statements.

                                                                                          For the
                             For the                                                       Period
                            Six Months                                                    April 3,
                              Ended             For the Year Ended December 31,           1997+ to
                             June 30,      -----------------------------------------      Dec. 31,
                               2001           2000           1999           1998           1997
---------------------------------------------------------------------------------------------------
Ratios to Average
Net Assets:

Expenses, net of
  reimbursement                    .05%*          .07%           .07%           .10%           .12%*
                             ======================================================================
Expenses                           .05%*          .07%           .07%           .10%           .17%*
                             ======================================================================
Investment income--net            1.20%*         1.16%          1.33%          1.56%          1.99%*
                             ======================================================================
---------------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period
  (in thousands)             $1,903,014     $1,714,631     $1,690,336     $1,118,220       $602,801
                             ======================================================================
Portfolio turnover                2.62%          9.71%         29.91%         25.97%         24.31%
                             ======================================================================
---------------------------------------------------------------------------------------------------

*     Annualized.
+     Commencement of operations.

      See Notes to Financial Statements.


                        June 30, 2001 (23) Mercury S&P 500 Index Fund

NOTES TO FINANCIAL STATEMENTS

MASTER S&P 500 INDEX SERIES

(1)   Significant Accounting Policies:

      Master S&P 500 Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

      (a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Other investments, including futures contracts and related options, are stated at market value. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

      (b) Derivative financial instruments--The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.


                        June 30, 2001 (24) Mercury S&P 500 Index Fund

      o Financial futures contracts--The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      o Options--The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

      (c) Income taxes--The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the series can satisfy the requirements of subchapter M of the Internal Revenue Code.

      (d) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.


                        June 30, 2001 (25) Mercury S&P 500 Index Fund

      (e) Security loans--The Series receives compensation in the form of fees, or it retains a portion of the interest on the investment of any cash received as collateral. The Series also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Series.

(2)   Investment Advisory Agreement and Transactions with Affiliates:

      The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

      FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .005% of the average daily value of the Series' net assets.

      Merrill Lynch Trust Company (MLTC), an indirect, wholly-owned subsidiary of ML & Co., is the Series' custodian.

      Prior to January 1, 2001, FAM provided accounting services to the Series at its cost and the Series reimbursed FAM for these services. FAM continues to provide certain accounting services to the Series. The Series reimburses FAM at its cost for such services. For the six months ended June 30, 2001, the Series reimbursed FAM an aggregate of $76,316 for the above-described services. The Series entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Series. The Series pays a fee for these services.

      Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, MLTC, and/or ML & Co.


                        June 30, 2001 (26) Mercury S&P 500 Index Fund

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

(3)   Investments:

      Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2001 were $350,285,335 and $46,605,581, respectively.

      Net realized losses for the six months ended June 30, 2001 and net unrealized gains (losses) as of June 30, 2001 were as follows:

                                                   Realized         Unrealized
                                                    Losses        Gains (Losses)
      -------------------------------------------------------------------------
      Long-term investments                      $(16,285,437)     $217,710,626
      Financial futures contracts                  (2,987,779)          (29,350)
                                                 ------------------------------
      Total                                      $(19,273,216)     $217,681,276
                                                 ==============================
      -------------------------------------------------------------------------

      As of June 30, 2001, net unrealized appreciation for Federal income tax purposes aggregated $217,710,626, of which $417,054,813 related to appreciated securities and $199,344,187 related to depreciated securities. At June 30, 2001, the aggregate cost of investments for Federal income tax purposes was $1,687,894,712.

(4)   Short-Term Borrowings:

      On December 31, 2000, the Series, along with certain other funds managed by FAM and its affiliates, renewed and amended a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund partner withdrawals and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .09% per annum based on the Series pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Series did not borrow under the facility during the six months ended June 30, 2001.

(5)   Loaned Securities:

      At June 30, 2001, the Series held US Treasury Bonds having an aggregate value of approximately $1,894,000 as collateral for portfolio securities loaned having a market value of approximately $850,000.


                        June 30, 2001 (27) Mercury S&P 500 Index Fund

[LOGO] Merrill Lynch  Investment Managers

MUTUAL            MANAGED             ALTERNATIVE             INSTITUTIONAL
FUNDS             ACCOUNTS            INVESTMENTS            ASSET MANAGEMENT

                               [GRAPHIC OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Mercury S&P 500 Index Fund of
Mercury Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

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